Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 309	$ 270
Expense, net	159	149
Settlements	(150)	(100)
Foreign exchange and other	65	(10)
Balance, end of year	$ 383	$ 309